Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Disclosure of credit risk [text block]	The Pagseguro Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Pagseguro Group conducted a sensitivity analysis for the following twelve month of the interest rate risks to which the financial instruments are exposed as of December 31, 2025. For this analysis, the Pagseguro Group adopted three different scenarios: (i) maintenance of current rate of 14.90% of CDI, (ii) decrease of the rate to 12.15% of CDI, considered by management as the probable scenario and (iii) simulated scenario, where the rate reduces only to 13.90% of CDI. As a result, financial income (with respect to financial investments) and financial expenses (with respect to certificate of deposit, corporate securities, banking accounts and interbank deposits) would be impacted as follows:
Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (14.90%)	Probable scenario with decrease of CDI 12.15%	Simulated scenario with decrease to 13.90%
Short-term investment	100% of CDI	588,259	87,651	71,473	81,768
Financial investments	100% of CDI	590,014	87,912	71,687	82,012
Compulsory reserve	100% of CDI	4,271,581	636,466	518,997	593,750
Certificate of Deposit	103% of CDI	16,401,956	(2,517,208)	(2,052,623)	(2,348,268)
Certificate of Deposit - related party	105% of CDI	728,300	(113,942)	(92,913)	(106,295)
Interbank deposits	107% of CDI	12,026,038	(1,917,311)	(1,563,445)	(1,788,633)
Checking Accounts	46% of CDI	12,243,699	(839,183)	(684,300)	(782,862)
Borrowings	105% of CDI	2,436,846	(381,245)	(310,881)	(355,658)
Obligations to FIDC quota holders	107% of CDI	1,171,463	(186,766)	(152,296)	(174,232)
Total			(5,143,626)	(4,194,301)	(4,798,418)

Disclosure of foreign exhchange risk [text block]
Transaction	Exchange rate	Book Value (USD)	Maintaining exchange rate	Decrease of 10%	Increase of 10%
POS Purchases	5.50	149,568	822,622	740,359	904,884
Dividends	5.50	33,565	184,686	166,145	203,066
Total			1,007,308	906,504	1,107,950

Disclosure of maturity analysis for non-derivative financial liabilities

The table below shows the PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days
On December 31, 2025
Payables to third parties	5,729,412	3,372,414	834,467	901,523	55,931
Checking accounts	12,396,746	—	—	—	—
Obligations to FIDC quota holders	—	—	—	1,312,478	—
Trade payables	603,861	2,462	209	210	—
Payables to related parties	—	52,100	—	278,954	531,282
Borrowings	1,002,056	831,968	—	101,942	-
Banking issuances	5,771,704	6,425,307	2,671,573	5,068,113	10,944,810
	25,515,271	10,684,251	3,506,250	7,663,220	11,532,022

On December 31, 2024
Payables to third parties	7,408,721	2,902,945	607,624	638,359	84,570
Checking accounts	12,153,386	—	—	—	—
Obligations to FIDC quota holders	—	—	—	147,729	1,151,767
Trade payables	590,500	72,092	347	291	—
Trade payables to related parties	—	70,285	—	50,460	1,142,913
Borrowings	2,540,481	1,409,264	—	707,278	—
Banking issuances	4,337,470	5,435,056	806,348	2,603,457	12,943,828
	27,030,557	9,889,642	1,414,319	4,147,573	15,323,079